LEGAL SETTLEMENTS, IMPAIRMENT, RESTRUCTURING AND ACQUISITION COSTS (Tables)	0 Months Ended
Dec. 31, 2012
Legal Settlements Acquisition And Restructuring Expenses And Impairment Tables [Abstract]
Legal settlements, impairment and restructuring charges
NOTE 17—IMPAIRMENTS, LOSS CONTINGENCIES, RESTRUCTURING AND OTHERS:

Impairments, loss contingencies, restructuring and others consisted of the following:

	Year ended December 31 ,
	2012	2011	2010

	U.S. $ in millions
Impairment of long-lived assets (see also notes 6 and 7)	$1,071	$201	$124
Loss contingencies	670	30	-
Restructuring and other expenses	221	192	260
Legal settlements	45	441	2
Contingent consideration	(40)	-	-
Acquisition costs	7	37	24
Total	$1,974	$901	$410